Ordinary and Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2014
Company's Authorized, Issued and Outstanding Ordinary Shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2013
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	53,150,630	$727

Total	120,000,000	54,763,151	53,150,630	$727

	December 31, 2014
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,763,151	51,641,505	$727

Total	120,000,000	54,763,151	51,641,505	$727

Summary of Share Repurchases

The following table summarizes the Company’s share repurchases:

	2013	2014	Total
Total number of shares repurchased	2,103,214	1,896,786	4,000,000
Dollar amount of shares repurchased	$43,411	$35,334	$78,745
Average price paid per share	$20.64	$18.63	$19.69
Range of price paid per share	$15.89 – 26.16	$15.48 – 21.00	$15.48 – 26.16

Changes of Redeemable Noncontrolling Interest

Changes to redeemable noncontrolling interest during 2014 were as follows:

Redeemable noncontrolling interest upon acquisition	$39,498
Net income attributable to noncontrolling interests	8
Redemption value adjustment charged against retained earnings	534

Balance as of December 31, 2014	$40,040